UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Tradeworx, Inc.
Address:       54 Broad Street
               Suite 200
               Red Bank, NJ 07701

Form 13F File Number: 028-12340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Arzhang Kamarei
Title:         President
Phone:         (732) 450-8401

Signature, Place, and Date of Signing:

/s/ Arzhang Kamarei                  New York, NY                  7/05/11
------------------                   ---------------              --------
   [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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




TRADEWORX INC. FORM 13F 6/30/2011
 NAME                                   TITLE  CUSIP      VALUE  SHARES  SH/PRN  PUT/CALL  INVDSC  OTHERMANAGERS  SOLE  SHARED  NONE
--------------------------------------- -----  ---------  -----  ------  ------  --------  ------  -------------  ----  ------  ----
 AMARIN CORP PLC                        COM    023111206    246   17021  SH             -  SOLE
 ANNALY CAP MGMT INC                    COM    035710409    526   29138  SH             -  SOLE
 ARIAD P NEW COM$0.001RTD               COM    04033A100    232   20482  SH             -  SOLE
 BLOCK H&R INC                          COM    093671105    418   26042  SH             -  SOLE
 BROCADE COMMUNICATIONS SYS INC NEW     COM    111621306    262   40548  SH             -  SOLE
 CHENIERE ENERGY                        COM    16411R208    245   26779  SH             -  SOLE
 CMS ENERGY CORP                        COM    125896100    209   10606  SH             -  SOLE
 CONSTELLATION BRANDS INC               COM    21036P108    601   28862  SH             -  SOLE
 DARLING INTERNATIONL INC               COM    237266101    229   12910  SH             -  SOLE
 DEAN FOODS CO NEW                      COM    242370104    424   34582  SH             -  SOLE
 DELL INC                               COM    24702R101    319   19119  SH             -  SOLE
 DENDREON CORP                          COM    24823Q107    496   12577  SH             -  SOLE
 DEVELOPERS DVSFD RLTY CP REIT          COM    251591103    201   14259  SH             -  SOLE
 DUKE REALTY CORP NEW REIT              COM    264411505    241   17223  SH             -  SOLE
 EASTMAN KODAK                          COM    277461109    292   81626  SH             -  SOLE
 EDISON INTL CALIF                      COM    281020107    401   10345  SH             -  SOLE
 FIRST NIAGARA FINL GROUP INC NEW       COM    33582V108    305   23090  SH             -  SOLE
 FOOT LOCKER INC N.Y. COM               COM    344849104    367   15440  SH             -  SOLE
 FORD MOTOR CO NEW                      COM    345370860    370   26858  SH             -  SOLE
 FULTON FINL CORP PA                    COM    360271100    253   23650  SH             -  SOLE
 HUNTSMAN CORP                          COM    447011107    262   13916  SH             -  SOLE
 INCYTE CORPORATION                     COM    45337C102    219   11555  SH             -  SOLE
 LENNAR CORP         CL A               COM    526057104    242   13328  SH             -  SOLE
 LEVEL 3 CMNCATNS DEL                   COM    52729N100    337  138253  SH             -  SOLE
 ORACLE INC                             COM    68389X105    430   13058  SH             -  SOLE
 PIER 1 IMPORTS INC DEL                 COM    720279108    307   26559  SH             -  SOLE
 R R DONNELLEY SONS                     COM    257867101    268   13682  SH             -  SOLE
 SAVVIS INC                             COM    805423308    574   14524  SH             -  SOLE
 SEATTLE GENETICS INC COM               COM    812578102    242   11794  SH             -  SOLE
 SMITHFILDS FOODS PV$0.50               COM    832248108    434   19824  SH             -  SOLE
 SPRINT NEXTEL CORP                     COM    852061100    401   74369  SH             -  SOLE
 TAIWAN S MANUFCTRING ADR LTD-AMERICAN
   DEPOSITARY SHS EACH RPSTNG 5 COM SHS ADR    874039100    314   24905  SH             -  SOLE
 TESORO CORP                            COM    881609101    345   15057  SH             -  SOLE
 TIVO INC COM                           COM    888706108    227   22097  SH             -  SOLE
 TOLL BROS INC        COM               COM    889478103    208   10042  SH             -  SOLE
 VIRGIN MEDIA INC                       COM    92769L101    850   28408  SH             -  SOLE
 WESTERN REFNG INC                      COM    959319104    723   40023  SH             -  SOLE
 WINDSTREAM CORP                        COM    97381W104    239   18458  SH             -  SOLE
                                               TOTAL      13259
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         38
Form 13F Information Table Value Total:         13,259
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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